Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES
DERIVATIVES AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

We are exposed to certain risk arising from both our business operations and economic conditions. We principally manage our exposures to a wide variety of business and operational risks through management of our core business activities. We manage economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of our debt funding and the use of derivative financial instruments. Specifically, we enter into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future contractual and forecasted cash amounts, principally related to our borrowings, the value of which are determined by changing interest rates.

Cash Flow Hedges of Interest Rate Risk

Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we use interest rate swaps and interest rate caps as part of our interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for us making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an upfront premium.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in Accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the years ended December 31, 2012, 2011 and 2010, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.  The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the years ended December 31, 2012, 2011 and 2010, we recorded ineffectiveness of $39,000, $188,000 and $235,000, respectively, as an increase to interest expense attributable to a mismatch in the underlying indices of the derivatives and the hedged interest payments made on our variable-rate debt.

During the year ended December 31, 2012, we also had 6 interest rate caps with a total notional amount of $31.7 million, (four of these caps with a collective notional amount of $23.8 million matured during the fourth quarter of 2012), where only the changes in intrinsic value are recorded in Accumulated other comprehensive income.  Changes in fair value of these interest rate caps due to changes in time value (e.g. volatility, passage of time, etc.) are excluded from effectiveness testing and are recognized directly in earnings.  During the years ended December 31, 2012, 2011 and 2010, we recorded losses of less than $1,000, $7,000 and $34,000, respectively, due to changes in the time value of these interest rate caps.

Amounts reported in Accumulated other comprehensive income related to derivatives designated in qualifying cash flow hedges will be reclassified to Interest expense as interest payments are made on our variable-rate debt. During the next twelve months, we estimate that an additional $15.2 million will be reclassified to earnings as an increase to Interest expense, which primarily represents the difference between our fixed interest rate swap payments and the projected variable interest rate swap payments.

All interest rate cap discussions below include two caps that are designated as hedges of MAA debt and therefore do not show up in the debt schedules for the Operating Partnership. These two hedges will still be included in the derivative discussion as the actual derivative instruments belong to the Operating Partnership.

As of December 31, 2012 we had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	14	$232,576,000
Interest Rate Swaps	20	$559,000,000

Non-designated Hedges

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in losses of $66,000 and $24,000 for the years ended December 31, 2012 and 2011, respectively. We did not have any derivatives not designated as hedges for the year ended December 31, 2010.

As of December 31, 2012 we had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	9	$55,875,000

Tabular Disclosure of Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of our derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of December 31, 2012 and December 31, 2011, respectively: (dollars in thousands)

	Asset Derivatives			Liability Derivatives
		31-Dec-12	31-Dec-11		31-Dec-12	31-Dec-11
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value

Interest rate contracts	Other assets	$245	$975	Fair market value of interest rate swaps	$21,423	$33,095

Total derivatives designated as hedging instruments		$245	$975		$21,423	$33,095

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$43	$43		$—	$—

Total derivatives not designated as hedging instruments		$43	$43		$—	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Statement of Operations

The tables below present the effect of our derivative financial instruments on the Consolidated Statement of Operations for the years ended December 31, 2012, 2011 and 2010, respectively: (dollars in thousands)

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Years ended December 31,	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate contracts	$(8,409)	$(13,951)	$(35,538)	Interest expense	$(20,107)	$(27,639)	$(34,021)	Interest expense	$(39)	$(195)	$(269)

Total derivatives in cash flow hedging relationships	$(8,409)	$(13,951)	$(35,538)		$(20,107)	$(27,639)	$(34,021)		$(39)	$(195)	$(269)

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
For the year ended December 31,		2012	2011	2010

Interest rate products	Interest income/(expense)	$(66)	$(24)	$—

Total		$(66)	$(24)	$—

Credit-risk-related Contingent Features

As of December 31, 2012, derivatives that were in a net liability position and subject to credit-risk-related contingent features had a termination value of $23.5 million, which includes accrued interest but excludes any adjustment for nonperformance risk. These derivatives had a fair value, gross of asset positions, of $21.4 million at December 31, 2012.

Certain of our derivative contracts contain a provision where if we default on any of our indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. As of December 31, 2012, we had not breached the provisions of these agreements.  If we had breached these provisions, we could have been required to settle our obligations under the agreements at their termination value of $12.3 million.

Certain of our derivative contracts contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on the indebtedness. As of December 31, 2012, we had not breached the provisions of these agreements.  If we had breached these provisions, we could have been required to settle our obligations under the agreements at their termination value of $3.2 million.

Certain of our derivative contracts are credit enhanced by either FNMA or Freddie Mac.  These derivative contracts require that our credit enhancing party maintain credit ratings above a certain level.  If our credit support providers were downgraded below Baa1 by Moody’s or BBB+ by Standard & Poor’s, or S&P, we may be required to either post 100 percent collateral or settle the obligations at their termination value of $20.3 million as of December 31, 2012.  Both FNMA and Freddie Mac are currently rated Aaa by Moody’s and AA+ by S&P, and therefore, the provisions of this agreement have not been breached and no collateral has been posted related to these agreements as of December 31, 2012.

Although our derivative contracts are subject to master netting arrangements, which serve as credit mitigants to both us and our counterparties under certain situations, we do not net our derivative fair values or any existing rights or obligations to cash collateral on the consolidated balance sheet.

Other Comprehensive Income

MAALP's other comprehensive income consists entirely of gains and losses attributable to the effective portion of our cash flow hedges. The chart below shows the change in the balance for the years ended December 31, 2012, 2011, and 2010:

Changes in Accumulated Other Comprehensive Income by Component	Affected Line Item in the Consolidated Statements Of Operations	Gains and Losses on Cash Flow Hedges
For the year ended December 31,		2012	2011	2010
Beginning balance		$(38,579)	$(52,267)	$(50,750)
Other comprehensive income before reclassifications		(8,409)	(13,951)	(35,538)
Amounts reclassified from accumulated other comprehensive income (interest rate contracts)	Interest (income)/expense	20,107	27,639	34,021
Net current-period other comprehensive income attributable to Mid-America Apartments, L.P.		11,698	13,688	(1,517)
Ending balance		$(26,881)	$(38,579)	$(52,267)

See also discussions in Financial Statements and Supplementary Data – Notes to Consolidated Financial Statements, Note 6.